Employee Benefits (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	$ 33,935,007	$ 27,356,205
Vacations [Member]
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	14,381,033	11,500,170
Bonus and compensation [Member]
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	$ 19,553,974	$ 15,856,035